31. Foreign exchange variations, net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ForeignExchangeVariationsNetLineItems [Line Items]
Revenues	R$ 97,530	R$ 430,018	R$ 1,699,045
Expenses	(96,157)	(430,766)	(1,703,890)
Exchange variations, net	1,373	(748)	(4,845)
Loans and financing [Member]
ForeignExchangeVariationsNetLineItems [Line Items]
Revenues	1,409	287,777	1,162,987
Expenses	(75,298)	(271,286)	(714,773)
Suppliers [Member]
ForeignExchangeVariationsNetLineItems [Line Items]
Revenues	684	4,124	12,238
Expenses	(11,925)	(6,819)	(8,213)
Swaps [Member]
ForeignExchangeVariationsNetLineItems [Line Items]
Revenues	75,340	130,971	512,824
Expenses	(1,409)	(147,356)	(960,635)
Other [Member]
ForeignExchangeVariationsNetLineItems [Line Items]
Revenues	13,937	7,146	10,996
Expenses	R$ (7,525)	R$ (5,305)	R$ (20,269)